Stock-Based Compensation - Summary Of The Weighted Average Assumptions Used In The Valuation Of Stock Options Granted (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	73.50%	81.40%	81.40%	77.70%
Risk-free interest rate	4.30%	3.60%	3.60%	2.90%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term (years)	6 years 9 months 18 days	6 years	6 years	6 years